Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and consolidate the financial statements of the Company and its controlled subsidiaries. All significant intercompany transactions, balances, revenues and expenses are eliminated upon consolidation. In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments, consisting of normal recurring accruals, which are necessary for a fair statement of our financial condition and results of operations for the periods presented. The unaudited condensed consolidated financial statements should be read in conjunction with the December 31, 2020 consolidated financial statements and notes thereto included in our Registration Statement on Form
S-11
(File
No. 333-254931).

Use of Estimates
Use of Estimates
The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results may differ from those estimates.
The extent to which the ongoing
COVID-19
pandemic impacts our results will depend on future developments, many of which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of
COVID-19,
future action plans and vaccination distribution and efficacy. Despite recent market rebounds across many asset classes, the ongoing
COVID-19
pandemic has caused continued negative economic impacts, market volatility, and business disruption, which could negatively impact our tenants’ ability to pay rent, our ability to lease vacant space and our ability to undertake development and redevelopment projects. These consequences, in turn, could materially impact our results of operations. The estimates and assumptions underlying these condensed consolidated financial statements are based on the information available as of September 30, 2021, including judgments about the financial market and economic conditions which may change over time.

Consolidation
Consolidation
We consolidate entities in which the Company has a controlling financial interest. In determining whether we have a controlling financial interest in a partially owned entity, we consider whether the entity is a variable interest entity (“VIE”) and whether we are the primary beneficiary. We are the primary beneficiary of a VIE when we have both the power to direct the most significant activities impacting the economic performance of the VIE and the obligation to absorb losses or receive benefits significant to the VIE.
For consolidated joint ventures, the
non-controlling
partner’s share of the assets, liabilities and operations of each joint venture is included in non-controlling
interests in consolidated joint ventures as equity of the Company on our condensed consolidated balance sheets. The non-controlling
partner’s interest is generally computed as the joint venture partner’s ownership percentage. Certain of the joint ventures formed by the Company provide the joint venture partner a profits interest based on certain internal rate of return hurdles being achieved. Any profits interest due to the joint venture partner is reported within non-controlling
interests in consolidated joint ventures.
We apply the equity method of accounting if we have significant influence over an entity, typically when we hold 20 percent or more of the voting common stock (or equivalent) of an investee but do not have a controlling financial interest. In certain circumstances, such as with investments in limited liability companies or limited partnerships, we apply the equity method of accounting when we own as little as three to five percent. See Note 4 — “Investments in Unconsolidated Entities” for further information about our investments in partially owned entities.

Cash and Cash Equivalents
Cash and Cash Equivalents
We consider all highly liquid investments that have original maturity dates of three months or less when purchased to be cash equivalents. We may have bank balances in excess of federally insured amounts. We mitigate our risk of loss by maintaining cash deposits with high credit-quality institutions and actively monitoring our counterparties to minimize credit risk exposure.

Restricted Cash
Restricted Cash
As of September 30, 2021, restricted cash primarily consists of an interest reserve that we are contractually required to maintain on deposit under the terms of our preferred membership interest in a limited liability company. Restricted cash also includes amounts in escrow for taxes and insurance related to mortgages at certain properties, as well as security deposits.

Investments in Real Estate
Investments in Real Estate
In accordance with the guidance for business combinations, we determine whether the acquisition of a property qualifies as a business combination, which requires that the assets acquired and liabilities assumed constitute a business. If the property acquired is not a business, we account for the transaction as an asset acquisition. As of September 30, 2021, we have accounted for all of our property acquisitions as asset acquisitions.
Whether the acquisition of a property acquired is considered a business combination or asset acquisition, we recognize the identifiable assets acquired, the liabilities assumed and any non-controlling
interest in the acquired entity. For transactions that are business combinations, we also evaluate the existence of goodwill or a gain from a bargain purchase. We expense acquisition-related costs associated with business combinations as they are incurred. We capitalize acquisition-related costs associated with asset acquisitions.
When a transaction is determined to be an asset acquisition, we assess the fair value of acquired tangible and intangible assets and liabilities (including land, buildings, tenant improvements, above-market and below-market leases, acquired in-place
leases, other identified intangible assets and assumed liabilities) and allocate the purchase price to the acquired assets and assumed liabilities. The cost of the acquisition is then allocated to the assets acquired and liabilities assumed based on their relative estimated fair values. We assess relative fair value based on estimated cash flow projections that utilize discount and/or capitalization rates that we deem appropriate, as well as other available market information. We estimate future cash flows based on a number of factors including historical operating results, known and anticipated trends and market and economic conditions.
The fair value of the tangible assets of an acquired property considers the value of the property as if it were vacant. We also consider an allocation of purchase price to acquired intangibles, including acquired in-place
leases that may have a customer relationship intangible value, including but not limited to the nature and extent of the existing relationship with the tenants, the tenants’ credit quality and expectations of lease renewals.
We record acquired above-market and below-market leases at their fair values (using a discount rate that reflects the risks associated with the leases acquired) equal to the difference between (1) the contractual amounts to be paid under each in-place
lease and (2) management’s estimate of fair market lease rates for each corresponding in-place
lease, measured over a period equal to the remaining term of the lease for above-market leases and the initial term plus the term of any below-market fixed rate renewal options for below-market leases. Other intangible assets acquired include amounts for in-place
lease values that are based on our evaluation of the specific characteristics of each tenant’s lease. Factors to be considered include estimates of carrying costs during hypothetical expected lease-up
periods considering current market conditions, and costs to execute similar leases. When estimating carrying costs, we include real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up
periods, depending on local market conditions. When estimating costs to execute similar leases, we consider leasing commissions, legal and other related expenses.
Intangible assets and intangible liabilities are recorded gross on our condensed consolidated balance sheets. Intangible liabilities are presented as a component of other liabilities. The amortization of acquired above-market and below-market leases is recorded as an adjustment to rental revenue on our condensed consolidated statements of operations. The amortization of in-place
leases is a component of depreciation and amortization expense on our condensed consolidated statements of operations.
The cost of buildings and improvements includes the purchase price of our properties and any acquisition-related costs, along with any subsequent improvements to such properties. Our investments in real estate are stated at cost and are generally depreciated on a straight-line basis over the estimated useful lives of the assets as follows:

Description	Depreciable Life
Building	30 - 40 years
Building and land improvements	1 - 10 years
Furniture, fixtures and equipment	1 - 7 years
Lease intangibles and leasehold improvements	Over lease term
Significant improvements to properties are capitalized. When assets are sold or retired, their costs and related accumulated depreciation or amortization are removed from the accounts with the resulting gains or losses reflected in net income or loss for the period.
Repairs and maintenance are expensed to operations as incurred and are included in rental property operating expense on our condensed consolidated statements of operations.
We review our real estate properties for indicators of impairment each quarter or when there is an event or change in circumstances that indicates an impaired value. We assess recoverability based on the estimated undiscounted future cash flows expected to be generated from the operation and eventual disposition of our properties over the period we expect to hold the properties. If the carrying amount of the real estate investment is no longer recoverable and exceeds the fair value of our investment, we recognize an impairment loss. The impairment loss is recognized based on the excess of the carrying amount of the asset over its fair value, or fair value less cost to sell if classified as held for sale. If we change our strategy or market conditions otherwise dictate an earlier sale date, an impairment loss may be recognized and such loss could be material to our results. We did not record an impairment loss for the three and nine months ended September 30, 2021.

Investments in Unconsolidated Entities
Investments in Unconsolidated Entities
We account for our investments in unconsolidated entities under the equity method of accounting. Under the equity method of accounting, we record our initial investment in an unconsolidated real estate entity at cost and subsequently adjust the cost for our share of the real estate entity’s income or loss and cash contributions and distributions each period. We evaluate the carrying amount of our investment in an unconsolidated real estate entity for potential indicators of impairment if the carrying amount of our investment exceeds its fair value. We record an impairment charge when we determine an impairment is other-than-temporary. To determine whether an impairment is other-than-temporary, we consider whether we have the ability and intent to hold the investment until the carrying amount is fully recovered. The evaluation of an investment in an unconsolidated real estate entity for potential impairment can require us to exercise significant judgment. We did not record any impairment losses on our investments in unconsolidated entities for the three and nine months ended September 30, 2021.
Distributions received from equity method investments are classified in the condensed consolidated statements of cash flows as either operating or investing activities based on the cumulative earnings approach. Under the cumulative earnings approach, we compare distributions received to our cumulative equity method earnings since inception. Any distributions received up to the amount of cumulative equity earnings are considered a return on investment and classified in operating activities. Any excess distributions are considered a return of investment and classified in investing activities. The income or loss from equity method investments is included in income from unconsolidated entities, net in our condensed consolidated statements of operations.

Investments in Real Estate-Related Securities
Investments in Real Estate-Related Securities
We invest in debt and equity securities of real estate companies. We have elected the fair market value option for accounting for investments in debt securities. We record changes in fair value of debt securities, interest income on debt securities, and bond premium and discount amortization as income from real estate-related securities in our condensed consolidated statement of operations.
We record equity securities with readily determinable market values at fair value. We record dividend income on equity securities when declared. We record changes in fair value of equity securities and dividend income as income from real estate-related securities in our condensed consolidated statement of operations.

Fair Value Measurements
Fair Value Measurements
Under normal market conditions, the fair value of an investment is the amount that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Additionally, there is a hierarchical framework that prioritizes and ranks the level of market price observability used in measuring investments at fair value. Market price observability is impacted by a number of factors, including the type of investment and the characteristics specific to the investment and the state of the marketplace, including the existence and transparency of transactions between market participants. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy:
Level 1 — quoted prices are available in active markets for identical investments as of the measurement date. The Company does not adjust the quoted price for these investments.
Level 2 — quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.
Level 3 — pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. These inputs require significant judgment or estimation by management or third parties when determining fair value and generally represent anything that does not meet the criteria of Levels 1 and 2. Due to the inherent uncertainty of these estimates, these values may differ materially from the values that would have been used had a ready market for these investments existed.
Valuation
Our investments in real estate-related securities are reported at fair value. We generally determine the fair value of our real estate-related securities by utilizing third-party pricing service providers and broker-dealer quotations on the basis of last available bid price. The carrying amount of the revolving credit facility and mortgage notes approximates fair value. Cost approximates fair value for all other assets and liabilities.
In determining the fair value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models for securities such as real estate-related securities generally consider the attributes applicable to a particular class of the security (e.g., credit rating or seniority), current market data, and estimated cash flows for each class and incorporate deal collateral performance such as prepayment speeds and default rates, as available.
The following table details our assets measured at fair value on a recurring basis:

$ in thousands	September 30, 2021				December 31, 2020
Assets:	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investments in real estate-related securities	$509	$4,006	$—	$4,515	$11	$866	$—	$877

Total	$509	$4,006	$—	$4,515	$11	$866	$—	$877

Redeemable Common Stock
Certain shares of our Class N common stock are classified as redeemable common stock on our condensed consolidated balance sheet because the holder of these shares, Massachusetts Mutual Life Insurance Company (“MassMutual”), has the contractual right to redeem the shares under certain circumstances as described in Note 10 — “Redeemable Common Stock”.
We report our redeemable common stock on our condensed consolidated balance sheet at MassMutual’s redemption value. MassMutual’s redemption value is determined based on our Net Asset Value (“NAV”) per Class N share as of our balance sheet date. We calculate NAV as GAAP stockholders’ equity adjusted for the redemption value of our redeemable common stock; certain organization and offering costs and certain operating expenses; unrealized real estate appreciation; accumulated depreciation and amortization; straight-line rent receivable and other assets. For purposes of determining our NAV, the fair value of our investments in real estate is determined based on third party valuations prepared by licensed appraisers in accordance with standard industry practice.

Deferred Financing Costs
Deferred Financing Costs
Direct costs associated with entering into our revolving credit facility are recorded as other assets on the condensed consolidated balance sheet and are being amortized on a straight-line basis, which approximates the effective interest method, over the term of the agreement. Direct costs associated with entering into our mortgage notes are recorded as an offset to the related liability and are being amortized over the term of the mortgage notes.

Revenue Recognition
Revenue Recognition
We recognize rental revenue on our leases based on a number of factors, including the initial determination that the contract is or contains a lease. Generally, all of our contracts are, or contain leases, and therefore revenue is recognized when the lessee takes possession of or controls the physical use of the leased assets. In most instances this occurs on the lease commencement date. At the inception of a new lease, including new leases that arise from amendments, we assess the terms and conditions of the lease to determine the proper lease classification.
A lease is classified as an operating lease if none of the following criteria are met: (i) ownership transfers to the lessee at the end of the lease term, (ii) the lessee has a purchase option that is reasonably expected to be exercised, (iii) the lease term is for a major part of the economic life of the leased property, (iv) the present value of the future lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the leased property, and (v) the leased property is of such a specialized nature that it is expected to have no future alternative use to the Company at the end of the lease term. If one or more of these criteria are met, the lease will generally be classified as a sales-type lease, unless the lease contains a residual value guarantee from a third party other than the lessee, in which case it would be classified as a direct financing lease under certain circumstances.
Rental revenue primarily consists of fixed contractual base rent arising from tenant leases at our properties under operating leases. Revenue under operating leases that are deemed probable of collection is recognized as revenue on a straight-line basis over the non-cancelable
term of the related leases. For leases that have fixed and measurable rent escalations, the difference between such rental income earned and the cash rent due under the provisions of the lease is recorded in the condensed consolidated balance sheets. For leases that are deemed not probable of collection, revenue is recorded as the lesser of (i) the amount which would be recognized on a straight-line basis or (ii) cash that has been received from the tenant, with any tenant and deferred rent receivable balances charged as a direct write-off
against rental income in the period of the change in the collectability determination. Our estimate of collectability includes, but is not limited to, factors such as the tenant’s payment history, financial condition, industry and geographic area. These estimates could differ materially from actual results.
Our contracts may contain nonlease components (e.g., charges for management fees, common area maintenance, and reimbursement of third-party maintenance expenses) in addition to lease components (i.e., monthly rental charges). Services related to nonlease components are provided over the same period of time as, and billed in the same manner as, monthly rental charges. We do not segregate the lease components from the nonlease components when accounting for operating leases. Since the lease component is the predominant component under each of these leases, combined revenues from both the lease and nonlease components are reported as rental revenues in the accompanying condensed consolidated statements of operations.
In April 2020, the Financial Accounting Standards Board (“FASB”) staff issued a question and answer document (the “Lease Modification Q&A”) focused on the application of lease accounting guidance to lease concessions provided as a result of the
COVID-19
pandemic. In accordance with the Lease Modification Q&A, we have made a policy election to not account for concessions as a lease modification if the total cash flows after the lease concessions are substantially the same, or less than, the cash flows in the original lease. However, if in the future, a concession is granted that modifies the terms and significantly alters the cash flows of the original lease, we will account for the changes as a lease modification. We did not make any lease concessions in the nine months ended September 30, 2021 as a result of the
COVID-19
pandemic.

Income Taxes
Income Taxes
We qualified as a REIT under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) for U.S. federal income tax purposes commencing with our taxable year ending December 31, 2020. As long as we qualify for taxation as a REIT, we will generally not be subject to federal income tax as long as we distribute at least 100% of our taxable income each year. REITs are subject to a number of organizational and operational requirements. As a REIT, we may still be subject to certain state and local taxes on our income and property, and federal income and excise taxes on our undistributed income. We may elect to treat certain of our corporate subsidiaries as taxable REIT subsidiaries (“TRSs”). In general, a TRS may perform additional services for our tenants and generally may engage in any real estate or non-real
estate-related business. A TRS is subject to federal, state and local corporate income tax. As of September 30, 2021, we are holding several of our subsidiaries under a TRS; however, our TRS did not have material deferred tax assets or liabilities as of September 30, 2021. As of September 30, 2021, our tax years 2018 through 2020 remain subject to examination by the United States tax authorities.

Organization and Offering Expenses
Organization and Offering Expenses
The Adviser has agreed to advance all of our organization and offering expenses (other than upfront selling commissions, dealer manager fees, and ongoing stockholder servicing fees) incurred through the earlier of (1) the date that our NAV reaches $1.0 billion and (2) December 31, 2022, at which time we will reimburse the Adviser for all of our advanced expenses ratably over 60 months. We will reimburse the Adviser for any subsequent organization and offering expenses as incurred.
As of September 30, 2021, the Adviser and its affiliates incurred organization expenses of $1.2 million and offering expenses of $1.0 million (December 31, 2020: $1.2 million and $0.9 million, respectively) on our behalf for the Class N Private Offering that are recorded as a component of due to affiliates on our condensed consolidated balance sheets. Class N Private Offering organization and offering expenses became a liability of the Company on January 16, 2020, the date on which the Class N Private Offering commenced. We recorded the organization expenses associated with the Class N Private Offering as general and administrative expenses and recorded the offering expenses as an offset to Class N common stock based on the relative proceeds raised in the Class N Private Offering.
As of September 30, 2021, the Adviser and its affiliates have incurred organization expenses of $0.3 million and offering expenses of $3.0 million on our behalf for the Offering that are recorded as a component of due to affiliates on our condensed consolidated balance sheets. Organization and offering expenses related to the Offering became a liability of the Company on May 14, 2021, the date on which the Offering commenced. We record organization expenses associated with the Offering as general and administrative expenses on our condensed consolidated statements of operations. Offering expenses associated with the Offering are recorded as an offset to additional paid-in
capital on our condensed consolidated balance sheets. As of December 31, 2020, the Adviser incurred organization and offering expenses on our behalf for the Offering of $0.2 million and $1.6 million, respectively; however, we did not record organization and offering expenses related to the Offering in our consolidated financial statements as of December 31, 2020, because these expenses were not our obligation until the Offering commenced on May 14, 2021.
Invesco Distributors, Inc. (the “Dealer Manager”) is serving as the dealer manager for the Primary Offering. See Note 12 — “Related Party Transactions” for more information on our relationship to the Dealer Manager and a description of selling commissions and dealer manager fees.

Earnings (Loss) per Share
Earnings (Loss) per Share
We calculate basic earnings (loss) per share by dividing net earnings (loss) attributable to common stockholders for the period by the weighted average number of common shares outstanding during the period, including redeemable common stock. All classes of common stock are allocated net earnings (loss) at the same rate per share and receive the same gross distribution per share. We calculate diluted net earnings (loss) per share by dividing net income (loss) attributable to common stockholders for the period by the weighted average number of common shares and common share equivalents outstanding (unless their effect is antidilutive) for the period. As of September 30, 2021 and 2020, there are no common share equivalents outstanding that would have a dilutive effect as a result of our net income, and accordingly, the weighted average number of common shares outstanding is identical for the period for both basic and diluted shares.

Share-Based Compensation
Share-Based Compensation
Under the terms of our 2019 Equity Incentive Plan, our independent directors are eligible to receive awards of fully-vested common stock as part of their compensation for services as directors. In addition, we may compensate the officers and employees of our Adviser and its affiliates with share-based awards under the terms of our Advisory Agreement; however, as of September 30, 2021, we have not compensated any officers or employees of our Adviser and its affiliates with share-based awards. See Note 11 — “Equity” for additional information regarding share-based compensation.
Share-based compensation arrangements may include options, stock appreciation rights, restricted stock and other share-based awards. We recognize compensation expense related to share-based awards to our independent directors in our condensed consolidated financial statements based on the fair value of the award on the date of grant.

Pending Accounting Pronouncements
Pending Accounting Pronouncements
In January 2021, the FASB expanded existing accounting guidance for evaluating the effects of reference rate reform on financial reporting. The new guidance expands the temporary optional expedients and exceptions to GAAP for contract modifications, hedge accounting and other relationships that reference the London Interbank Offered Rate (“LIBOR”) to apply to all derivative instruments affected by the market-wide change in the interest rates used for discounting, margining or contract price alignment (commonly referred to as the discounting transition). The guidance can be applied as of January 1, 2020. We will evaluate our contracts that are eligible for modification relief and may apply the elections prospectively as needed. We have not adopted any of the optional expedients or exceptions as of September 30, 2021. We are currently evaluating what impact the guidance will have on our condensed consolidated financial statements.